Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments:
Debt Securities, Available-for-sale	$ 14,875	$ 13,988
Equity securities, at fair value	65	45
Mortgage loans (net of ACL of $17 and $0, respectively)	2,092	2,241
Policy loans, at outstanding balance	1,452	1,467
Limited partnerships and other alternative investments	999	939
Other investments	24	40
Short-term investments	802	550
Total investments	20,309	19,270
Cash	40	128
Premiums receivable and agents’ balances, net	10	12
Reinsurance recoverables (net of ACL of $7 and $0, respectively)	27,455	28,824
VOBA	586	696
Deferred income taxes, net	478	681
Other intangible assets	40	46
Other assets	345	481
Separate account assets	109,625	104,575
Total assets	158,888	154,713
Liabilities
Reserve for future policy benefits	18,625	18,465
Other policyholder funds and benefits payable	25,307	27,161
Other liabilities	2,146	1,960
Separate account liabilities	109,625	104,575
Total liabilities	155,703	152,161
Commitments and Contingencies
Common Stock, Shares, Issued	1,000	1,000
Common Stock, Shares Authorized	1,000	1,000
Common Stock, Shares, Outstanding	1,000	1,000
Common Stock, Par or Stated Value Per Share	$ 5,690	$ 5,690
Stockholder’s Equity
Common Stock, Value, Issued	$ 6	$ 6
Additional paid-in capital	1,761	1,761
Accumulated other comprehensive income ("AOCI"), net of tax	1,281	717
Retained earnings	137	68
Total stockholder’s equity	3,185	2,552
Total liabilities and stockholder’s equity	$ 158,888	$ 154,713